Leases (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) m²	Dec. 31, 2020 USD ($) m²	Dec. 31, 2019 USD ($) m²	Jan. 01, 2022
Leases (Details) [Line Items]
Area of land	136
Operating lease rental payment (in Dollars) | $	$ 8,473
Another one-year operating lease agreement [Member]
Leases (Details) [Line Items]
Area of land	1,146
Operating lease rental payment (in Dollars) | $	$ 54,312
Three-years operating lease agreement [Member]
Leases (Details) [Line Items]
Area of land	3,956
Operating lease rental payment (in Dollars) | $	$ 53,144
One-year operating lease agreement [Member]
Leases (Details) [Line Items]
Area of land	350
Operating lease rental payment (in Dollars) | $	$ 6,200
First One-Year Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land	700	700	700
Operating lease rental payment (in Dollars) | $	$ 115,681	$ 95,913	$ 91,188
First One-Year Lease Agreement [Member] | Subsequent Event [Member]
Leases (Details) [Line Items]
Renewal term				1 year
Second One-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land	500	500	500
Operating lease rental payment (in Dollars) | $	$ 324,296	$ 20,299	$ 14,280
Second One-Year Operating Lease Agreement [Member] | Subsequent Event [Member]
Leases (Details) [Line Items]
Renewal term				1 year
Lease Agreement for Fiscal Year 2021 [Member]
Leases (Details) [Line Items]
Area of land		6,440
Third One-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land	1,097	1,097	1,097
Operating lease rental payment (in Dollars) | $	$ 90,242	$ 83,505	$ 83,361
Third One-Year Operating Lease Agreement [Member] | Subsequent Event [Member]
Leases (Details) [Line Items]
Renewal term				1 year
Fourth One-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land	404	404
Operating lease rental payment (in Dollars) | $	$ 492,939	$ 32,261
Fourth One-Year Operating Lease Agreement [Member] | Subsequent Event [Member]
Leases (Details) [Line Items]
Renewal term				1 year
lease agreement for fiscal year 2021 1 [Member]
Leases (Details) [Line Items]
Area of land		5,976
Ten-year operating lease agreement [Member]
Leases (Details) [Line Items]
Area of land	738.7
Operating lease rental payment (in Dollars) | $	$ 127,945
Three second-year operating lease agreement [Member]
Leases (Details) [Line Items]
Area of land	395
Operating lease rental payment (in Dollars) | $	$ 24,824
Two-years operating lease agreement [Member]
Leases (Details) [Line Items]
Area of land	273.59
Operating lease rental payment (in Dollars) | $	$ 14,189
Three third -years operating lease agreement [Member]
Leases (Details) [Line Items]
Area of land	169
Operating lease rental payment (in Dollars) | $	$ 10,772
Two second -years operating lease agreement [Member]
Leases (Details) [Line Items]
Area of land	264.89
Operating lease rental payment (in Dollars) | $	$ 13,541
Two third-years operating lease agreement [Member]
Leases (Details) [Line Items]
Area of land	230
Operating lease rental payment (in Dollars) | $	$ 3,654
Two fourth -years operating lease agreement [Member]
Leases (Details) [Line Items]
Area of land	170.4
Operating lease rental payment (in Dollars) | $	$ 445